Stock-Based Compensation - CIE Stock Option Activity (Details) - Caesars Interactive Entertainment [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CIE Stock Option Activity, Shares
Outstanding as of December 31, 2015	21,057
Granted	377	10,350	1,135
Exercised	(909)	(1,984)	(3,822)
Forfeited	(248)
Outstanding as of December 31, 2016	0	21,057
Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding, Beginning of Period	$ 9,584.64
Weighted Average Exercise Price per Share (1)	19,166.18	$ 15,352.49	$ 9,976.43
Weighted Average Exercise Price Exercised	2,456.64
Weighted Average Exercise Price Forfeited	11,723.63
Weighted Average Exercise Price Outstanding, End of Period	$ 0.00	$ 9,584.64
Weighted Average Remaining Contractual Term [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years	7 years 10 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
CIE Stock Option Activity, Shares
Forfeited	(20,277)
Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Forfeited	$ 10,056.24